Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts receivable, net

6.	Accounts receivable, net

	As of	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$1,277,928	$2,388,972
Less: expected credit loss allowance	-	(97,332)
	$1,277,928	$2,291,640

a)	The Group’s credit term granted to customers is 30 to 90 days or partial receipt in advance. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers.

b)	The below aging analysis was based on past due date:

	As of	As of
	December 31, 2024	December 31, 2023
Not past due	$1,210,294	$2,272,329
Up to 30 days	49,695	8,485
31 to 90 days	17,939	14,539
91 to 180 days	-	33,571
Over 180 days	-	60,048
	$1,277,928	$2,388,972

c)	As of December 31, 2024 and 2023, accounts receivable were all derived from contracts with customers.

d)	Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting year.

e)	No accounts receivable of the Group were pledged to others.

f)	As of April 24, 2025, $1,266,814 of the accounts receivable outstanding as of December 31, 2024, had been collected.